Equity - Common Shares (Details) € / shares in Units, € in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2022 EUR (€) € / shares shares	Mar. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) shares	Jan. 31, 2022 $ / shares
Disclosure of classes of share capital [line items]
Number of common shares issued (in shares) | shares	4,479,088
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs | €	€ 15,000
Share price | (per share)	€ 3.35			$ 3.73
Common shares
Disclosure of classes of share capital [line items]
Par value per share (in euros per share) | € / shares		€ 0.12
Authorized but unissued share capital | €		€ 6,230	€ 6,772
Number of shares issued and fully paid | shares		27,081,557	22,567,971